UNAUDITED INTERIM FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
UNAUDITED INTERIM FINANCIAL INFORMATION
UNAUDITED INTERIM FINANCIAL INFORMATION

12. UNAUDITED INTERIM FINANCIAL INFORMATION

Selected quarterly information is as follows:

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	38,906	71,405	38,119	41,299	189,729
Net earnings	26,461	47,381	26,057	30,692	130,591
Basic earnings per share(1)	$1.26	$2.25	$1.24	$1.45	$6.20
Diluted earnings per share(1)	$1.24	$2.22	$1.22	$1.43	$6.09
2010
Net premiums earned	$116,264	$121,758	$128,334	$127,026	$493,382
Net investment income	16,600	16,765	16,762	16,672	66,799
Net realized investment gains	6,463	4,291	4,527	7,962	23,243
Earnings before income taxes	34,802	52,229	41,003	50,456	178,490
Net earnings	24,221	34,994	27,965	40,252	127,432
Basic earnings per share(1)	$1.14	$1.66	$1.34	$1.92	$6.06
Diluted earnings per share(1)	$1.13	$1.65	$1.33	$1.90	$6.00

(1)	Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.